Other disclosures (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Disclosures
Premium received for guarantees	R$ 282,613	R$ 307,296	R$ 382,255
Bank held the third-party debt securities	80,174,807	48,918,436	37,998,502
Contract, amount	649	700	801
Lease payments, recognized as expenses	R$ 326,745	R$ 391,408	R$ 369,482